Repurchase agreements and securities lending transactions accounted for as secured borrowings	6 Months Ended
Sep. 30, 2016
Repurchase agreements and securities lending transactions accounted for as secured borrowings

19. Repurchase agreements and securities lending transactions accounted for as secured borrowings

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2016 and September 30, 2016:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
March 31, 2016
Repurchase agreements	6,289	6,125	3,582	837	16,833
Securities lending transactions	1,909	700	—	236	2,845

Total	8,198	6,825	3,582	1,073	19,678

September 30, 2016
Repurchase agreements	327	12,847	3,362	1,203	17,739
Securities lending transactions	182	1,133	—	220	1,535

Total	509	13,980	3,362	1,423	19,274

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2016 and September 30, 2016:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
March 31, 2016
Japanese government bonds and Japanese local government bonds	532	1,891
Foreign government bonds and foreign agency mortgage-backed securities	15,781	700
Commercial paper and corporate bonds	221	27
Equity securities	141	185
Other	158	42

Total (Note)	16,833	2,845

September 30, 2016
Japanese government bonds and Japanese local government bonds	634	717
Foreign government bonds and foreign agency mortgage-backed securities	16,087	579
Commercial paper and corporate bonds	486	29
Equity securities	380	182
Other	152	28

Total (Note)	17,739	1,535

Note:	Amounts exceeded the gross amounts recognized in Note 18 “Offsetting of financial assets and financial liabilities” by ¥633 billion and ¥836 billion, at March 31, 2016 and September 30, 2016, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a daily basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.